Taxation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxation - Other Details [Line Items]
Expected tax rate	0.00%	0.00%	0.00%
Unrecognized tax benefits that would create a temporary difference between the reported amount and its tax basis	$ 0	$ 0	$ 0
Amount of change in unrecognized tax benefit within 12 months	2,000
Deferred Tax Assets, Valuation Allowance	91,819	94,176
Ireland
Taxation - Other Details [Line Items]
Tax Credit Carryforward, Valuation Allowance	80,000	89,000
Deferred Tax Assets, Valuation Allowance	7,000
Deferred tax asset carryforwards components
Deferred tax on foreign tax credit carryforwards		5,000
Deferred tax asset on tax loss carryforwards	1,000	3,000
Hong Kong
Deferred tax asset carryforwards components
Deferred tax asset on tax loss carryforwards	1,000
Singapore
Deferred tax asset carryforwards components
Deferred tax asset on tax loss carryforwards	20,000	19,000
France
Deferred tax asset carryforwards components
Deferred tax asset on tax loss carryforwards	5,000
US
Taxation - Other Details [Line Items]
Operating Loss Carryforwards, Valuation Allowance	1,000	1,000
Deferred tax asset carryforwards components
Deferred tax asset on tax loss carryforwards		$ 300
Carryforward period		20 years
Canada
Taxation - Other Details [Line Items]
Operating Loss Carryforwards, Valuation Allowance	4,000	$ 4,000
Deferred tax asset carryforwards components
Deferred tax asset on tax loss carryforwards	$ 2,000
Carryforward period	20 years